Schedule of inventories, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Inventory Disclosure [Abstract]
Finished goods		¥ 62,254	¥ 2,346
Work in process		120,190	127,681
Raw materials		26,684	29,834
Inventories		209,128	159,861
Less: inventory provision		(156,977)	(61,247)
Total	$ 7,458	¥ 52,151	¥ 98,614